Share-based payments - Additional information (Details) € in Thousands									3 Months Ended			6 Months Ended
	Mar. 01, 2022 Option employee	Feb. 10, 2022 Option	Dec. 23, 2021 Option	Aug. 01, 2021 Option	Jul. 01, 2021 Option	Jun. 24, 2021 Option	Dec. 01, 2020 Option	Nov. 06, 2020 Option	Mar. 31, 2022 EUR (€)	Mar. 31, 2021 EUR (€)	Mar. 31, 2020 EUR (€)	Sep. 30, 2021 $ / shares	Feb. 11, 2021 Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based based payments expenses | €									€ 2,273	€ 4,138
General and administrative expenses | €									2,016	€ 3,787
LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted	11,500
Number of key employees | employee	2
New VSOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Thereof exercisable													78,732
Average share price | $ / shares												$ 19,140,000
Chief Scientific Officer | LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted								266,155
General and administrative expenses | €									€ 1,824		€ 3,645
Chief Business Officer and Chief Commercial Officer | LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted							266,156
Chief Operating Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSU's awarded		5,000
Chief Operating Officer | LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted					20,000
Chief Development Officer | LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted				30,000
Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSU's awarded						10,956
Members of executive board and various key employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSU's awarded			63,095